Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2003





Effective July 16, 2003, John Hancock Advisers, LLC terminated Yeager, Wood & Marshall, Inc. as sub-adviser to the John Hancock U.S. Global Leaders Growth Fund. John Hancock Advisers, LLC, the Fund's advisor, will assume day-to-day portfolio management responsibility under the direction and supervision of chief investment officer William L. Braman.






On page 41, the biographies of George P. Fraise and George M. Yeager are deleted.






July 16, 2003

                   Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                               dated March 1, 2003




Effective July 16, 2003, John Hancock Advisers, LLC terminated Yeager, Wood & Marshall, Inc. as sub-adviser to the John Hancock U.S. Global Leaders Growth Fund. John Hancock Advisers, LLC, the Fund's advisor, will assume day-to-day portfolio management responsibility under the direction and supervision of chief investment officer William L. Braman.






On page 26, the biographies of George P. Fraise and George M. Yeager are deleted.






July 16, 2003